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                                ING EQUITY TRUST
                              ING MAYFLOWER TRUST
                           ING INVESTMENT FUNDS, INC.
                                ING FUNDS TRUST
                                ING MUTUAL FUNDS
                             ING SENIOR INCOME FUND
                                ("REGISTRANTS")

                   Supplement Dated October 1328, 2005 to the

    ING Domestic Equity and Income Funds, ING Domestic Equity Growth Funds and
                        ING Domestic Equity Value Funds
            Classes A, B, C and M Prospectus dated September 30, 2005

                             ING Senior Income Fund
              Classes A, B, C and Q Prospectus dated July 1, 2005

            ING Global Equity Fund and ING International Equity Fund
             Classes A, B and C Prospectus dated February 1, 2005

                 ING Fixed Income Funds and Money Market Funds
              Classes A, B, C and M Prospectus dated July 29, 2005

          ING Global Equity Funds and ING International Equity Funds
               Classes A, B, C and M Prospectus dated March 1, 2005

                  ING Principal Protection Fund (July 3, 2001)
              ING Principal Protection Fund II (November 5, 2001)
               ING Principal Protection Fund III (March 1, 2002)
                ING Principal Protection Fund IV (June 7, 2002)
               ING Principal Protection Fund V (October 11, 2002)
              ING Principal Protection Fund VI (January 10, 2003)
               ING Principal Protection Fund VII (April 15, 2003)
             ING Principal Protection Fund VIII (September 5, 2003)
              ING Principal Protection Fund IX (January 14, 2004)
                ING Principal Protection Fund X (April 6, 2004)
                ING Principal Protection Fund XI (July 21, 2004)
              ING Principal Protection Fund XII (November 1, 2004)
                        Classes A, B and C Prospectuses

      ING Funds will waive the Contingent Deferred Sales Charges (CDSCs) on redemptions made between August 29, 2005 and November 30, 2005 for Class A, Class B and Class C shares for the above-named funds. This exception will not apply to exchanges. This waiver will also not apply to systematic or other periodic payments established prior to August 29, 2005. This waiver will apply to all persons whose address of record as of August 29, 2005 was in one of the following counties/parishes:

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--   64 Louisiana parishes: Acadia, Allen, Ascension, Assumption, Avoyelles,
     Beauregard, Bienville, Bossier, Caddo, Caldwell, Calcasieu, Cameron, Catahoula, Claiborne, Concordia, Desoto, East Baton Rouge, East Carroll, East Feliciana, Evangeline, Franklin, Grant, Iberia, Iberville, Jackson, Jefferson, Jefferson Davis, Lafayette, Lafourche, LaSalle, Lincoln, Livingston, Madison, Morehouse, Natchitoches, Orleans, Ouachita, Pointe Coupee, Plaquemines, Rapides, Red River, Richland, Sabine, St. Bernard, St. Charles, St. Helena, St. James, St. John, St. Landry, St. Mary, St. Martin, St. Tammany, Tangipahoa, Tensas, Terrebonne, Union, Vermilion, Vernon, Washington, Webster, West Baton Rouge, West Carroll, West Feliciana and Winn.

-- 52 Mississippi counties: Adams, Amite, Attala, Chickasaw, Choctaw, Claiborne, Clarke, Clay, Copiah, Covington, Forrest, Franklin, George, Greene, Hancock, Harrison, Hinds, Itawamba, Jackson, Jasper, Jefferson, Jefferson Davis, Jones, Kemper, Lamar, Lauderdale, Lawrence, Leake, Lee, Lincoln, Lowndes, Madison, Marion, Monroe, Neshoba, Newton, Noxubee, Oktibbeha, Pearl River, Perry, Pike, Rankin, Scott, Simpson, Smith, Stone, Walthall, Warren, Wayne, Webster, Wilkinson, and Winston.

-- Ten Alabama counties: Baldwin, Clarke, Choctaw, Greene, Hale, Mobile, Pickens, Sumter, Tuscaloosa and Washington.

THIS PROSPECTUS SUPPLEMENT SUPERCEDES AND REPLACES THE PROSPECTUS SUPPLEMENTS FILED ON BEHALF OF THE ABOVE LISTED REGISTRANTS DATED SEPTEMBER 12, 2005, SEPTEMBER 30, 2005 AND OCTOBER 13, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE